RELATED PARTY TRANSACTIONS - Promissory Note from Related Party (Details) - USD ($)	Dec. 09, 2020	Dec. 31, 2022	Aug. 03, 2022	Feb. 23, 2022	Dec. 31, 2021	May 10, 2021
RELATED PARTY TRANSACTIONS
Related party loans		$ 2,812,395			$ 1,412,295
Promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount				$ 4,000,000		$ 2,000,000
Principal amount of notes restated	$ 300,000
Aggregate cap of notes to cover operating costs		12,000,000	$ 12,000,000
Related party loans		$ 2,812,395			$ 1,412,295